Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes payable, net of debt discount (in Dollars)	$ 381,627	$ 381,627
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	22,841,975	15,724,957
Common stock, shares outstanding	22,324,576	15,265,228
Treasury stock, shares of common stock	517,399	459,729
Series B Convertible Redeemable Preferred stock
Convertible redeemable preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred stock, shares authorized	2,700,000	0
Convertible redeemable preferred stock, shares issued	2,696,729	0
Convertible redeemable preferred stock, shares outstanding	2,696,729	0
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000	0
Preferred stock, shares issued	3,000	0
Preferred stock shares outstanding	3,000	0
Preferred stock, liquidation preference (in Dollars)	$ 3,000,000	$ 0